Note 1 - Nature of business and organization: Summary of subsidiary of limited liability company or limited partnership (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Summary of subsidiary of limited liability company or limited partnership

Name	Background	Ownership
Tungray Motion Ltd (“Tungray Motion”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray
Tungray Electronics Ltd (“Tungray Electronics”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray
Tungray Intelligent Technology Ltd (“Tungray Intelligent”)	● A BVI holding company ● Incorporated on June 21, 2022	100% owned by Tungray
Tungray Singapore Pte. Ltd. (“Tungray Singapore”)	● A Singapore Company Limited by Shares ● Incorporated on June 21, 2007 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Motion
Tung Resource Pte Ltd (“Tung Resource”)	● A Singapore Company Limited by Shares ● Incorporated on July 9, 1996 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Electronics
Tungray Industrial Automation (Shenzhen) Co., Ltd (“Tungray Industrial”)

●       A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

●       Incorporated on May 27, 2010

●       Design, development and manufacture of non- standard equipment such as automated assembly equipment, precision testing equipment, tooling fixtures, etc.

100% owned by Tungray Singapore
Tongsheng Intelligent Equipment (Shenzhen) Co., Ltd (“Tongsheng Intelligent”)	● A PRC limited liability company ● Incorporated on October 25, 2021 ● Research and development of intelligent robots; sales of intelligent robots; sales of intelligent storage equipment	70% owned by Tungray Industrial
Qingdao Tongri Electric Machines Co., Ltd (“Tongri Electric”)

●      A PRC limited liability company and deemed a WFOE

●       Incorporated on December 26, 2001

●       Design, R&D and manufacturing of induction brazing equipment, induction hardening equipment, automatic welding equipment, linear motors, DD motors

100% owned by Tung Resource
Qingdao Tungray Intelligent Technology Co., Ltd (“Qingdao Tungray Intelligent”)

●      A PRC limited liability company and deemed a WFOE

●      Incorporated on September 30, 2017

●       Design, R&D and manufacturing of induction brazing equipment, induction hardening equipment, automatic welding equipment, linear motors, DD motors

100% owned by Tongsheng Development

Tungray Technology Pte Ltd (“Tungray Technology”)	● A Singapore Company Limited by Shares ● Incorporated on July 14, 2022 ● Installation of industrial machinery and equipment, mechanical engineering works	100% owned by Tungray Intelligent
Tongsheng Intelligence Technology Development (Shenzhen) Co., Ltd. (“Tongsheng Development ”)

●        A PRC limited liability company and deemed a WFOE

●       Incorporated on August 22, 2022

●       Research and development of intelligent robots; sales of intelligent robots; sales of intelligent storage equipment

100% owned by Tungray Technology
Xi’an Tongri Intelligent Industrial Technology Co., Ltd.	● A PRC limited liability company and deemed a WFOE ● Incorporated on June 25, 2023 ● Manufacturing, Research and development of intelligent robots; sales of intelligent robots

On October 31, 2025, the Company completed a restructuring transaction pursuant to which its equity interest in Xi’an Tongri was adjusted to 33%. As a result of this transaction, the Company no longer has a controlling financial interest in the Xi’an Tongri and, accordingly, ceased to consolidate its financial results from that date.

Suzhou Shuokun Zhilian Technology Co., Ltd.

●      A PRC limited liability company

●        Incorporated on June 23, 2025

●        Manufacturing, Research and development of intelligent robots; sales of intelligent robots; software development and sales; repair and maintenance of equipment; Technical services.

12.5% controlled by Tungray Industrial Automation (Shenzhen) Co., Ltd.

35.0% controlled by Tongsheng Intelligence Technology Development (Shenzhen) Co., Ltd.

50.0% controlled by Tongsheng Intelligent Equipment (Shenzhen) Co., Ltd.